MARKETABLE SECURITIES (Schedule of Company's debt marketable securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Due within one year	$ 54,151
1 to 2 years	2,511
Total	$ 56,662